Reserve For Legal Settlement (Details Narrative) - Predecessor [Member] - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2014	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2014	Mar. 31, 2014
Litigation settlement amount	$ 113,700	$ 275,000
Attorneys' fees seeking amount				$ 316,545
Indebted to attorney fees and costs				$ 182,000
Devil's Canyon Brewery [Member]
Awarded damages amount			$ 130,700
Attorneys' fees seeking amount	$ 234,000		$ 355,000		$ 268,000